Accounts Receivable, Net - Schedule of Accounts Receivable (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 5,355,305	$ 7,454,419
Allowance for doubtful accounts	(142,890)	(353,763)	$ (226,925)	$ (70,345)
Total	$ 5,212,415	$ 7,100,656